SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021
Operating Lease Right-of-use Assets And Operating Lease Liabilities
Year 1 (remaining period)	$ 49,612
Year 2	60,000	$ 94,030
Year 3	40,000	60,000
Year 4		40,000
Total	149,612	194,030
Less: present value discount	(12,572)	(15,658)
Lease liability	$ 137,040	$ 178,372	$ 236,389	$ 702,888